ClearShares Ultra-Short Maturity ETF
ClearShares Ultra-Short Maturity ETF
ClearShares Ultra-Short Maturity ETF (OPER)

a series of ETF Series Solutions

April 12, 2019

Supplement to the

Prospectus and Statement of Additional Information

each dated July 4, 2018

Effective April 1, 2019, the management fee for the ClearShares Ultra-Short Maturity ETF (the “Fund”) has been reduced to 0.20%.

The following information replaces the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 2 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ClearShares Ultra-Short Maturity ETF ClearShares Ultra-Short Maturity ETF
Management Fees	0.20%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.20%
[1]	Restated to reflect the Fund's contractual management fee effective April 1, 2019.
[2]	Estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
ClearShares Ultra-Short Maturity ETF | ClearShares Ultra-Short Maturity ETF | USD ($)	20	64

Please retain this Supplement with your Prospectus and SAI for future reference.